Right Of Use Assets - Summary of Right of Use Assets Amount Recognized in Profit and Loss (Details) SDG in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 SDG	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SDG	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SDG	Dec. 31, 2019 SGD ($)
Disclosure Of Right Of Use Assets Amount Recognized In Profit And Loss [Line Items]
Interest expense on lease liabilities | $		$ 1,529		$ 1,559		$ 1,383
Right-of-use assets [member]
Disclosure Of Right Of Use Assets Amount Recognized In Profit And Loss [Line Items]
Depreciation expense on right-of-use assets	SDG 17,768		SDG 14,018		SDG 10,842
Interest expense on lease liabilities	1,529		1,559		1,383
Expenses relating to lease of low value assets	SDG 3,562		SDG 2,027		SDG 1,344